Leases (FY)	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Leases [Abstract]
Leases
Note 6 - Leases

Operating Right of Use Asset

The Company had no operating right of use assets as of December 31, 2020 (see Note 5 - Real Estate Owned).

The following table summarizes the Company’s operating right of use asset recognized in the consolidated balance sheets as of December 31, 2019 (dollars in thousands):

Acquisition Date	Property Type	Primary Location(s)	Operating Right of Use Asset Gross	Accumulated Amortization	Operating Right of Use Asset, Net of Amortization
August 2019	Hotel	Chicago, IL	$6,109	$(130)	$5,979
			$6,109	$(130)	$5,979

Operating Lease Liabilities

The Company had no operating lease liabilities as of December 31, 2020 (see Note 5 - Real Estate Owned).

On August 19, 2019, in conjunction with a deed-in-lieu of foreclosure transaction, the Company assumed a non-cancelable ground lease for the land on which the property is located and classified the lease as an operating lease. The ground lease required monthly rental payments with annual increases of 3%. The initial term of the lease expired in 2067, which included a sixty-year period renewal. Rent expense for this operating lease for the years ended December 31, 2020 and 2019 totaled $0.7 million and $0.3 million, respectively.

The discount rate used to calculate the lease liability was 9% and the remaining lease term was 47.95 years as of December 31, 2019.

Intangible Lease Asset

The following table summarizes the Company’s intangible lease asset recognized in the consolidated balance sheets as of December 31, 2020 (dollars in thousands):

Acquisition Date	Property Type	Primary Location(s)	Intangible Lease Asset, Gross	Accumulated Amortization	Intangible Lease Asset, Net of Amortization
October 2019	Office	Jeffersonville, IN	$14,509	$(963)	$13,546
			$14,509	$(963)	$13,546

The following table summarizes the Company’s intangible lease asset recognized in the consolidated balance sheets as of December 31, 2019 (dollars in thousands):

Acquisition Date	Property Type	Primary Location(s)	Intangible Lease Asset, Gross	Accumulated Amortization	Intangible Lease Asset, Net of Amortization
October 2019	Office	Jeffersonville, IN	$14,509	$(131)	$14,377
			$14,509	$(131)	$14,377

Rental Income

On October 15, 2019, the Company purchased an office building that was subject to an existing triple net lease. The minimum rental amount due under the lease is subject to annual increases of 1.5%. The initial term of the lease expires in 2037 and contains renewal options for four consecutive five-year terms. The remaining lease term is 16.3 years. Rental income for this operating lease for the years ended December 31, 2020 and 2019 totaled $2.9 million and $0.6 million, respectively and is included in Revenue from real estate owned in the consolidated statements of operations.

The following table summarizes the Company’s schedule of future minimum rents to be received under the lease (dollars in thousands):

Minimum Rents	December 31, 2020
2021	$2,568
2022	2,607
2023	2,646
2024	2,686
2025	2,726
2026 and beyond	34,168
Total minimum rent	$47,401

Amortization Expense

Intangible lease assets are amortized using the straight-line method over the contractual life of the lease, of a period up to 20 years. The weighted average life of intangible assets as of December 31, 2020 is approximately 16.3 years. Amortization expense for the years ended December 31, 2020 and 2019 totaled $0.8 million and $0.2 million, respectively.

The following table summarizes the Company’s expected amortization for intangible assets over the next five years, assuming no further acquisitions or dispositions (dollars in thousands):

Amortization Expense	December 31, 2020
2021	$(825)
2022	(825)
2023	(825)
2024	(825)
2025	(825)

Leases
Note 6 - Leases

Intangible Lease Asset

The following table summarizes the Company's intangible lease asset recognized in the consolidated balance sheets as of June 30, 2021 (dollars in thousands):

Acquisition Date	Property Type	Primary Location(s)	Intangible Lease Asset, Gross	Accumulated Amortization	Intangible Lease Asset, Net of Amortization
October 2019	Office	Jeffersonville, IN	$14,509	$(1,375)	$13,134
			$14,509	$(1,375)	$13,134

The following table summarizes the Company's intangible lease asset recognized in the consolidated balance sheets as of December 31, 2020 (dollars in thousands):

Acquisition Date	Property Type	Primary Location(s)	Intangible Lease Asset, Gross	Accumulated Amortization	Intangible Lease Asset, Net of Amortization
October 2019	Office	Jeffersonville, IN	$14,509	$(963)	$13,546
			$14,509	$(963)	$13,546

Rental Income

On October 15, 2019, the Company purchased an office building that was subject to an existing triple net lease. The minimum rental amount due under the lease is subject to annual increases of 1.5%. The initial term of the lease expires in 2037 and contains renewal options for four consecutive five-year terms. The remaining lease term is 15.8 years. Rental income for this operating lease for each of the three months ended June 30, 2021 and June 30, 2020 totaled $0.7 million. Rental income for this operating lease for each of the six months ended June 30, 2021 and June 30, 2020 totaled $1.4 million. Rental income is included in Revenue from real estate owned in the consolidated statements of operations.

The following table summarizes the Company's schedule of future minimum rents to be received under the lease (dollars in thousands):

Minimum Rents	June 30, 2021
2021 (July - December)	$1,292
2022	2,607
2023	2,646
2024	2,686
2025	2,726
2026 and beyond	34,168
Total minimum rent	$46,125

Amortization Expense

Intangible lease assets are amortized using the straight-line method over the contractual life of the lease, of a period up to 20 years. The weighted average life of intangible assets as of June 30, 2021 is approximately 15.8 years. Amortization expense for each of the three months ended June 30, 2021 and June 30, 2020 totaled $0.2 million. Amortization expense for each of the six months ended June 30, 2021 and June 30, 2020 totaled $0.4 million.

The following table summarizes the Company's expected amortization for intangible assets over the next five years, assuming no further acquisitions or dispositions (dollars in thousands):

Amortization Expense	June 30, 2021
2021 (July - December)	$(413)
2022	(825)
2023	(825)
2024	(825)
2025	(825)

Note 6 - Leases

Operating Right of Use Asset

The Company had no operating right of use assets as of December 31, 2020 (see Note 5 - Real Estate Owned).

The following table summarizes the Company’s operating right of use asset recognized in the consolidated balance sheets as of December 31, 2019 (dollars in thousands):

Acquisition Date	Property Type	Primary Location(s)	Operating Right of Use Asset Gross	Accumulated Amortization	Operating Right of Use Asset, Net of Amortization
August 2019	Hotel	Chicago, IL	$6,109	$(130)	$5,979
			$6,109	$(130)	$5,979

Operating Lease Liabilities

The Company had no operating lease liabilities as of December 31, 2020 (see Note 5 - Real Estate Owned).

On August 19, 2019, in conjunction with a deed-in-lieu of foreclosure transaction, the Company assumed a non-cancelable ground lease for the land on which the property is located and classified the lease as an operating lease. The ground lease required monthly rental payments with annual increases of 3%. The initial term of the lease expired in 2067, which included a sixty-year period renewal. Rent expense for this operating lease for the years ended December 31, 2020 and 2019 totaled $0.7 million and $0.3 million, respectively.

The discount rate used to calculate the lease liability was 9% and the remaining lease term was 47.95 years as of December 31, 2019.

Intangible Lease Asset

The following table summarizes the Company’s intangible lease asset recognized in the consolidated balance sheets as of December 31, 2020 (dollars in thousands):

Acquisition Date	Property Type	Primary Location(s)	Intangible Lease Asset, Gross	Accumulated Amortization	Intangible Lease Asset, Net of Amortization
October 2019	Office	Jeffersonville, IN	$14,509	$(963)	$13,546
			$14,509	$(963)	$13,546

The following table summarizes the Company’s intangible lease asset recognized in the consolidated balance sheets as of December 31, 2019 (dollars in thousands):

Acquisition Date	Property Type	Primary Location(s)	Intangible Lease Asset, Gross	Accumulated Amortization	Intangible Lease Asset, Net of Amortization
October 2019	Office	Jeffersonville, IN	$14,509	$(131)	$14,377
			$14,509	$(131)	$14,377

Rental Income

On October 15, 2019, the Company purchased an office building that was subject to an existing triple net lease. The minimum rental amount due under the lease is subject to annual increases of 1.5%. The initial term of the lease expires in 2037 and contains renewal options for four consecutive five-year terms. The remaining lease term is 16.3 years. Rental income for this operating lease for the years ended December 31, 2020 and 2019 totaled $2.9 million and $0.6 million, respectively and is included in Revenue from real estate owned in the consolidated statements of operations.

The following table summarizes the Company’s schedule of future minimum rents to be received under the lease (dollars in thousands):

Minimum Rents	December 31, 2020
2021	$2,568
2022	2,607
2023	2,646
2024	2,686
2025	2,726
2026 and beyond	34,168
Total minimum rent	$47,401

Amortization Expense

Intangible lease assets are amortized using the straight-line method over the contractual life of the lease, of a period up to 20 years. The weighted average life of intangible assets as of December 31, 2020 is approximately 16.3 years. Amortization expense for the years ended December 31, 2020 and 2019 totaled $0.8 million and $0.2 million, respectively.

The following table summarizes the Company’s expected amortization for intangible assets over the next five years, assuming no further acquisitions or dispositions (dollars in thousands):

Amortization Expense	December 31, 2020
2021	$(825)
2022	(825)
2023	(825)
2024	(825)
2025	(825)